[Transamerica Life Insurance Company letterhead]
July 10, 2009
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen File Nos. 333-109579/811-21440 Post-Effective Amendment No. 11

Dear Commissioners:
     On behalf of Transamerica Life Insurance Company and Transamerica Corporate Separate Account Sixteen (the “Account”), we are transmitting for filing a conformed electronic format copy of post-effective amendment number 11 (the “Amendment”) to the Account’s registration statement on Form N-6 for certain variable adjustable life insurance policies (“Policies”). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, to reflect certain revised fees and expenses under the Policies. There are no other material updates or revisions.
     If you have any questions concerning this filing, please do not hesitate to call the undersigned at (319) 355-6115.
Very truly yours,
/S/ Karen J. Epp
Karen J. Epp
Enclosures